Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 6.3%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,518,400	45,263,504
Media 3.7%
Comcast Corp., Class A	1,177,700	52,772,737
DISH Network Corp., Class A(a)	385,045	13,676,798
Total		66,449,535
Total Communication Services		111,713,039
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	240,100	20,809,467
Household Durables 1.4%
Toll Brothers, Inc.	605,100	25,547,322
Specialty Retail 2.3%
Home Depot, Inc. (The)	140,900	40,162,136
Textiles, Apparel & Luxury Goods 0.9%
Levi Strauss & Co., Class A	1,330,400	16,390,528
Total Consumer Discretionary		102,909,453
Consumer Staples 8.5%
Food & Staples Retailing 2.6%
Walmart, Inc.	327,300	45,445,605
Food Products 1.4%
General Mills, Inc.	386,200	24,697,490
Household Products 2.5%
Procter & Gamble Co. (The)	326,900	45,220,077
Tobacco 2.0%
Philip Morris International, Inc.	453,800	36,208,702
Total Consumer Staples		151,571,874
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	276,300	23,189,859
ConocoPhillips Co.	491,528	18,623,996
EOG Resources, Inc.	441,700	20,026,678
Valero Energy Corp.	369,600	19,437,264
Total		81,277,797
Total Energy		81,277,797
Financials 19.0%
Banks 8.4%
Citigroup, Inc.	659,600	33,718,752
JPMorgan Chase & Co.	558,400	55,946,096
PNC Financial Services Group, Inc. (The)	255,700	28,433,840
Truist Financial Corp.	606,100	23,522,741
Wells Fargo & Co.	384,500	9,285,675
Total		150,907,104
Capital Markets 3.4%
Intercontinental Exchange, Inc.	252,600	26,833,698
Morgan Stanley	640,700	33,482,982
Total		60,316,680
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	272,500	59,415,900
Insurance 3.9%
Allstate Corp. (The)	239,624	22,285,032
Chubb Ltd.	220,200	27,525,000
Lincoln National Corp.	527,400	19,012,770
Total		68,822,802
Total Financials		339,462,486
Health Care 13.8%
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	270,500	23,552,435
Medtronic PLC	377,900	40,612,913
Total		64,165,348
Columbia Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Cigna Corp.	134,200	23,803,054
Humana, Inc.	58,500	24,287,445
Total		48,090,499
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	502,800	31,274,160
Jazz Pharmaceuticals PLC(a)	96,700	12,995,513
Johnson & Johnson	415,600	63,757,196
Merck & Co., Inc.	298,100	25,418,987
Total		133,445,856
Total Health Care		245,701,703
Industrials 12.4%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	66,500	22,783,565
Air Freight & Logistics 1.9%
FedEx Corp.	155,500	34,185,120
Airlines 1.0%
Alaska Air Group, Inc.	477,000	18,579,150
Building Products 1.4%
Trane Technologies PLC	213,700	25,299,943
Electrical Equipment 1.3%
Eaton Corp. PLC	234,400	23,932,240
Industrial Conglomerates 1.2%
3M Co.	125,000	20,377,500
Machinery 2.4%
Ingersoll Rand, Inc.(a)	595,113	20,864,662
Stanley Black & Decker, Inc.	135,900	21,920,670
Total		42,785,332
Road & Rail 1.9%
Norfolk Southern Corp.	157,800	33,537,234
Total Industrials		221,480,084
Information Technology 11.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	865,200	36,528,744
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.4%
Fiserv, Inc.(a)	231,100	23,012,938
MasterCard, Inc., Class A	57,400	20,560,106
Total		43,573,044
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	65,400	22,703,610
Lam Research Corp.	71,700	24,115,578
ON Semiconductor Corp.(a)	1,045,800	22,348,746
Total		69,167,934
Software 1.3%
Microsoft Corp.	104,000	23,455,120
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	153,200	19,768,928
Western Digital Corp.	371,100	14,257,662
Total		34,026,590
Total Information Technology		206,751,432
Materials 5.5%
Chemicals 4.2%
Albemarle Corp.	286,500	26,074,365
Eastman Chemical Co.	345,156	25,234,355
Linde PLC	96,400	24,074,936
Total		75,383,656
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	1,523,000	23,774,030
Total Materials		99,157,686
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Alexandria Real Estate Equities, Inc.	164,500	27,698,510
American Tower Corp.	102,800	25,612,620
Duke Realty Corp.	745,600	28,742,880
Total		82,054,010
Total Real Estate		82,054,010
Utilities 5.3%
Electric Utilities 2.3%
Pinnacle West Capital Corp.	162,400	11,912,040
Xcel Energy, Inc.	420,400	29,207,290
Total		41,119,330

2	Columbia Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 3.0%
Ameren Corp.	331,300	26,209,143
DTE Energy Co.	230,200	27,317,834
Total		53,526,977
Total Utilities		94,646,307
Total Common Stocks (Cost $1,235,035,411)		1,736,725,871

Convertible Bonds 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.6%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	9,598,419
Consumer Cyclical Services 1.0%
Lyft, Inc.(b)
05/15/2025	1.500%	17,000,000	18,388,013
Total Convertible Bonds (Cost $26,732,000)			27,986,432
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c),(d)	16,878,091	16,878,091
Total Money Market Funds (Cost $16,873,167)		16,878,091
Total Investments in Securities (Cost: $1,278,640,578)		1,781,590,394
Other Assets & Liabilities, Net		3,184,855
Net Assets		1,784,775,249

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $18,388,013, which represents 1.03% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	18,672,136	106,712,100	(108,504,987)	(1,158)	16,878,091	(1,542)	12,618	16,878,091
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Quarterly Report 2020	3